Segmented Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Number of operating segments	1
Approximate percentage of the Company's freight revenues from national accounts	95.00%
Revenues	CAD 13,041	CAD 12,037	CAD 12,611
Net income	5,484	3,640	3,538
Properties	CAD 34,189	33,755
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration of risk	3.00%
Customer Concentration Risk [Member] | Major Customer Accounted for More Than 10 Percent of Total Revenue [Member]
Segment Reporting Information [Line Items]
Number of Customers	0
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	CAD 8,794	7,971	8,283
Net income	2,857	2,708	2,469
Properties	18,305	17,445
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	4,247	4,066	4,328
Net income	2,627	932	CAD 1,069
Properties	CAD 15,884	CAD 16,310